Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RMB Investors Trust
Entity Central Index Key	0000030126
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class A
Trading Symbol	RMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.22%
[1]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
Net Assets	$ 119,765,797
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$119,765,797	Portfolio Turnover	12%
Number of Holdings	36	30-Day SEC Yield (Class-Specific)	-0.32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	11.2%
Microsoft Corp.	8.2%
Amazon.com, Inc.	6.6%
NVIDIA Corp.	6.2%
Apple, Inc.	5.7%
Visa, Inc. - Class A	3.7%
AMETEK, Inc.	3.5%
TJX Cos., Inc. (The)	3.3%
Palo Alto Networks, Inc.	3.2%
Eli Lilly & Co.	3.1%
Top Industries (%)[1]
[2]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class C
Trading Symbol	RMBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.96%
[3]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%
Net Assets	$ 119,765,797
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$119,765,797	Portfolio Turnover	12%
Number of Holdings	36	30-Day SEC Yield (Class-Specific)	-1.07%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	11.2%
Microsoft Corp.	8.2%
Amazon.com, Inc.	6.6%
NVIDIA Corp.	6.2%
Apple, Inc.	5.7%
Visa, Inc. - Class A	3.7%
AMETEK, Inc.	3.5%
TJX Cos., Inc. (The)	3.3%
Palo Alto Networks, Inc.	3.2%
Eli Lilly & Co.	3.1%
Top Industries (%)[1]
[4]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Fund
Class Name	Class I
Trading Symbol	RMBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.97%
[5]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 119,765,797
Holdings Count | $ / shares	36
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$119,765,797	Portfolio Turnover	12%
Number of Holdings	36	30-Day SEC Yield (Class-Specific)	-0.09%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Alphabet, Inc. - Class A	11.2%
Microsoft Corp.	8.2%
Amazon.com, Inc.	6.6%
NVIDIA Corp.	6.2%
Apple, Inc.	5.7%
Visa, Inc. - Class A	3.7%
AMETEK, Inc.	3.5%
TJX Cos., Inc. (The)	3.3%
Palo Alto Networks, Inc.	3.2%
Eli Lilly & Co.	3.1%
Top Industries (%)[1]
[6]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class A
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class A
Trading Symbol	RMBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$70	1.28%
[7]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.28%
Net Assets	$ 258,123,592
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$258,123,592	Portfolio Turnover	21%
Number of Holdings	49	30-Day SEC Yield (Class-Specific)	0.48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Abacus Global Management, Inc.	7.1%
VersaBank	6.1%
Equity Bancshares, Inc. - Class A	5.8%
Primis Financial Corp.	5.1%
Firstsun Capital Bancorp	4.7%
USCB Financial Holdings, Inc.	4.4%
Renasant Corp.	4.3%
First Horizon Corp.	4.0%
Origin Bancorp, Inc.	4.0%
Business First Bancshares, Inc.	3.5%
Top Industries (%)[1]
[8]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class C
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class C
Trading Symbol	RMBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$110	2.03%
[9]
Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.03%
Net Assets	$ 258,123,592
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$258,123,592	Portfolio Turnover	21%
Number of Holdings	49	30-Day SEC Yield (Class-Specific)	-0.19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Abacus Global Management, Inc.	7.1%
VersaBank	6.1%
Equity Bancshares, Inc. - Class A	5.8%
Primis Financial Corp.	5.1%
Firstsun Capital Bancorp	4.7%
USCB Financial Holdings, Inc.	4.4%
Renasant Corp.	4.3%
First Horizon Corp.	4.0%
Origin Bancorp, Inc.	4.0%
Business First Bancshares, Inc.	3.5%
Top Industries (%)[1]
[10]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Mendon Financial Services Fund
Class Name	Class I
Trading Symbol	RMBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Mendon Financial Services Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$56	1.03%
[11]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.03%
Net Assets	$ 258,123,592
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$258,123,592	Portfolio Turnover	21%
Number of Holdings	49	30-Day SEC Yield (Class-Specific)	0.74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Abacus Global Management, Inc.	7.1%
VersaBank	6.1%
Equity Bancshares, Inc. - Class A	5.8%
Primis Financial Corp.	5.1%
Firstsun Capital Bancorp	4.7%
USCB Financial Holdings, Inc.	4.4%
Renasant Corp.	4.3%
First Horizon Corp.	4.0%
Origin Bancorp, Inc.	4.0%
Business First Bancshares, Inc.	3.5%
Top Industries (%)[1]
[12]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB International Fund
Class Name	Class I
Trading Symbol	RMBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB International Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.92%
[13]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%
Net Assets	$ 358,938,729
Holdings Count | $ / shares	45
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$358,938,729	Portfolio Turnover	22%
Number of Holdings	45	30-Day SEC Yield (Class-Specific)	1.53%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Countries (%)

Top 10 Holdings	(%)
ASML Holding N.V.	4.9%
Shell PLC	3.8%
AstraZeneca PLC	3.7%
Barclays PLC	3.7%
Schneider Electric SE	3.5%
Anheuser-Busch InBev SA/N.V.	3.4%
UniCredit SpA	3.3%
ING Groep N.V.	3.2%
Mitsubishi UFJ Financial Group, Inc.	3.2%
Rio Tinto Ltd.	3.2%
Top Industries (%)[1]
[14]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB SMID Cap Fund
Class Name	Class I
Trading Symbol	RMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB SMID Cap Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$43	0.81%
[15]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 196,701,035
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$196,701,035	Portfolio Turnover	19%
Number of Holdings	65	30-Day SEC Yield (Class-Specific)	0.20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)
Top Sectors (%)[1]

Top 10 Holdings	(%)
Curtiss-Wright Corp.	4.9%
Applied Industrial Technologies, Inc.	3.8%
EastGroup Properties, Inc.	3.7%
Monolithic Power Systems, Inc.	3.2%
MKS, Inc.	3.2%
West Pharmaceutical Services, Inc.	3.2%
Eagle Materials, Inc.	3.2%
Stock Yards Bancorp, Inc.	3.0%
Stifel Financial Corp.	2.9%
TriCo Bancshares	2.8%
Top Industries (%)[1]
[16]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Quality Intermediate Core Fund
Class Name	Class I
Trading Symbol	RMBQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Quality Intermediate Core Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$17	0.35%
[17]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 245,866,127
Holdings Count | $ / shares	160
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$245,866,127	30-Day SEC Yield (Unsubsidized) (Class-Specific)	3.98%
Number of Holdings	160	Effective Duration	4.23 years
Portfolio Turnover	72%	Effective Maturity	4.79 years
30-Day SEC Yield (Class-Specific)	4.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Security Type	(%)
U.S. Treasury Securities	72.9%
Collateralized Mortgage Obligations	18.3%
Corporate Bonds	6.0%
Money Market Funds	1.4%
Mortgage-Backed Securities	1.0%
Cash & Other	0.4%

Credit Breakdown[1]	(%)
AAA	1.1%
AA	92.8%
A	3.9%
BBB	2.2%
[18]
Updated Prospectus Web Address	www.rmbfunds.com/documents
Class I
Shareholder Report [Line Items]
Fund Name	RMB Quality Intermediate Tax-Exempt Municipal Fund
Class Name	Class I
Trading Symbol	RMBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RMB Quality Intermediate Tax-Exempt Municipal Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.rmbfunds.com/documents. You can also request this information by contacting us at 1-800-462-2392.
Additional Information Phone Number	1-800-462-2392
Additional Information Website	www.rmbfunds.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$17	0.35%
[19]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 132,919,157
Holdings Count | $ / shares	536
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$132,919,157	30-Day SEC Yield (Unsubsidized) (Class-Specific)	2.82%
Number of Holdings	536	Effective Duration	4.37 years
Portfolio Turnover	3%	Effective Maturity	7.08 years
30-Day SEC Yield (Class-Specific)	3.07%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Security Type	(%)
Municipal Bonds	84.7%
U.S. Treasury Securities	14.5%
Money Market Funds	1.0%
Cash & Other	-0.2%

Credit Breakdown[1]	(%)
AAA	14.3%
AA	79.8%
A	2.1%
Not Rated	3.9%
[20]
Updated Prospectus Web Address	www.rmbfunds.com/documents

[1]
*	Annualized

[2]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[3]
*	Annualized

[4]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[5]
*	Annualized

[6]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[7]
*	Annualized

[8]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[9]
*	Annualized

[10]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[11]
*	Annualized

[12]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[13]
*	Annualized

[14]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[15]
*	Annualized

[16]
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Curi Capital, LLC.

[17]
*	Annualized

[18]
1	The credit breakdown is calculated on a market value-weighted basis. Per the RMB Funds prospectus, each security in the Fund is assigned the highest credit quality rating provided by a nationally recognized statistical rating organization (e.g. S&P, Moody’s, Fitch). For pre-refunded securities, the reported credit quality reflects the highest reported rating from S&P, Moody’s or Fitch for the underlying collateral. Per the Bloomberg Index controlling rating methodology, each security in the index is assigned a rating using S&P, Moody’s, and Fitch (middle of three ratings, lower of two ratings, or singular rating if rated by one rating agency). Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Totals sum based on unrounded data. Breakouts are shown rounded to the nearest tenth and may not visually sum.

[19]
*	Annualized

[20]
1	The credit breakdown is calculated on a market value-weighted basis. Per the RMB Funds prospectus, each security in the Fund is assigned the highest credit quality rating provided by a nationally recognized statistical rating organization (e.g. S&P, Moody’s, Fitch). For pre-refunded securities, the reported credit quality reflects the highest reported rating from S&P, Moody’s or Fitch for the underlying collateral. Per the Bloomberg Index controlling rating methodology, each security in the index is assigned a rating using S&P, Moody’s, and Fitch (middle of three ratings, lower of two ratings, or singular rating if rated by one rating agency). Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Totals sum based on unrounded data. Breakouts are shown rounded to the nearest tenth and may not visually sum.